Goodwill - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Goodwill [Line Items]
Loss on impairment of goodwill	$ 5,380	33,517